Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Summary of intangible assets, net

The Company has the following intangible assets, net as of March 31, 2021 and December 31, 2020:

	Weighted
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
($in thousands)	Period	Amount	Amortization	Net
License Fees
March 31, 2021	7.86 years	$14,675	$(3,955)	$10,720
December 31, 2020	8.03 years	$13,225	$(3,475)	$9,750

Internally Developed Software
March 31, 2021	2.95 years	$909	$(17)	$892
December 31, 2020	—	—	—	—

The table below provides a summary of the license fees as of December 31, 2020 and 2019, respectively:

	Weighted Average
	Remaining	Gross
	Amortization Period	Carrying	Accumulated
($ in thousands)	(years)	Amount	Amortization	Net
December 31, 2020	8.03	$13,225	$(3,475)	$9,750
December 31, 2019	8.82	$8,854	$(1,897)	$6,957